Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	CAP to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average CAP to Non-PEO NEOs ($) (4)	Total Shareholder Return (TSR) ($) (5)	Peer Group TSR ($) (5)	Net (Loss) Income ($ in millions) (6)
2022	751,221	751,221	4,472,309	(3,451,909)	36.38	138.26	(1,331)
2021	227,271	227,271	5,650,305	2,656,235	210.16	202.49	(131)
2020	83,274	83,274	2,908,692	12,560,893	249.84	141.63	185

Named Executive Officers, Footnote [Text Block]	Mr. Shah was the PEO for all three (3) years in the table. Represents the average Summary Compensation Table totals for NEOs other than Mr. Shah. For 2022, Messrs. Conine, Fleisher, Netzer and Oblak and Mses. Gulliver and Tan were the Non-PEO NEOs. For 2021 and 2020, Messrs. Conine, Fleisher, Macri, Miller, Netzer and Oblak were the Non-PEO NEOs.
Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of any dividends. The peer group TSR represents TSR of the S&P Retail Select Industry Index.
PEO Total Compensation Amount	$ 751,221	$ 227,271	$ 83,274
PEO Actually Paid Compensation Amount	$ 751,221	227,271	83,274
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid”. or CAP, as reported in the “pay vs. performance” table above. For the years presented, however, Mr. Shah did not have compensation which required adjustments from the Summary Compensation Table total to calculate CAP, and therefore the “Summary Compensation Table” total and CAP are the same:

Year	Summary Compensation Table Total for PEO ($)	Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	CAP to PEO ($)
2022	751,221	—	—	751,221
2021	227,271	—	—	227,271
2020	83,274	—	—	83,274
(a) Represents the grant date fair value of equity-based awards, as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
	(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. We have not declared or paid any cash dividends. The valuation assumptions used to calculate fair values for these equity award adjustments did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 4,472,309	5,650,305	2,908,692
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,451,909)	2,656,235	12,560,893
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Represents CAP for NEOs other than Mr. Shah. The amounts shown do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with SEC rules, the following adjustments were made to Summary Compensation Table totals for the Non-PEO NEOs for each year to determine the CAP to the Non-PEO NEOs, using the same methodology described in footnote 2 above:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average CAP to Non-PEO NEOs ($)
2022	4,472,309	(4,240,052)	(4,420,998)	(3,451,909)
2021	5,650,305	(5,418,746)	2,909,611	2,656,235
2020	2,908,692	(2,681,909)	14,800,932	12,560,893
(a) The amounts deducted or added in calculating the average equity award adjustments, consistent with those described in footnote 2 above, are as follows:

Year	YE Value of Current Year Equity Awards ($)	Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)	Value as of Vesting Date for Current Year Awards That Vested in the Year ($)	Change in Value as of Vesting Date for Prior Year Awards that Vested in the Year ($)	Value as of Prior YE of Equity Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
2022	1,752,044	(3,845,884)	596,942	(2,924,100)	—	(4,420,998)
2021	2,245,369	(1,118,208)	709,955	1,862,830	(790,335)	2,909,611
2020	2,201,648	7,566,897	1,759,741	3,272,646	—	14,800,932

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and TSR.
Compensation Actually Paid vs. Net Income [Text Block]	The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and our net (loss) income for the three (3) years ended December 31, 2022, 2021 and 2020.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and our net (loss) income for the three (3) years ended December 31, 2022, 2021 and 2020.
Total Shareholder Return Amount	$ 36.38	210.16	249.84
Peer Group Total Shareholder Return Amount	138.26	202.49	141.63
Net Income (Loss)	$ (1,331,000,000)	(131,000,000)	185,000,000
PEO Name	Mr. Shah
Additional 402(v) Disclosure [Text Block]	Represents net (loss) income, as reflected in the Company’s audited financial statements included in our Annual Reports on Form 10-K.
PEO [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
PEO [Member] | Adjustments, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,240,052)	(5,418,746)	(2,681,909)
Non-PEO NEO [Member] | Adjustments, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,420,998)	2,909,611	14,800,932
Non-PEO NEO [Member] | Equity Awards Value, Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,752,044	2,245,369	2,201,648
Non-PEO NEO [Member] | Equity Awards Granted During The Prior Years, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,845,884)	(1,118,208)	7,566,897
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	596,942	709,955	1,759,741
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,924,100)	1,862,830	3,272,646
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ (790,335)	$ 0